ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

May 3, 2011	Matthew Gaarder
(415) 315-6302
matt.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: RS Investment Trust (the “Trust”) (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s Statement of Additional Information relating to RS Global Growth Fund and RS Greater China Fund, dated May 1, 2011, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 85 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 29, 2011, and became effective May 1, 2011.

Please direct any questions to the undersigned at (415) 315-6302.

Sincerely,

/s/ Matthew Gaarder
Matthew Gaarder

cc:	James O’Connor, Securities and Exchange Commission – Division of Investment Management

Benjamin L. Douglas, Esq.

Timothy W. Diggins, Esq.